INVESTMENT SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2011
Investment Securities Available For Sale
INVESTMENT SECURITIES AVAILABLE FOR SALE

3. INVESTMENT SECURITIES AVAILABLE FOR SALE

A summary of amortized cost and approximate fair value of investment securities available for sale included in the Consolidated Statements of Condition as of December 31, 2011 and 2010 follows:

		2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In Thousands)	Cost	Gains	Losses	Value
U.S. Government-Sponsored Entities	$46,729	$149	$—	$46,878
Mortgage-Backed Securities - Residential	232,240	4,891	(147)	236,984
State and Political Subdivisions	28,539	1,314	(2)	29,851
Other Securities	5,999	40	(832)	5,207
Marketable Equity Securities	593	7	—	600
Total	$314,100	$6,401	$(981)	$319,520

		2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In Thousands)	Cost	Gains	Losses	Value
U.S. Treasury and U.S. Government-Sponsored Entities	$50,926	$209	$—	$51,135
Mortgage-Backed Securities - Residential	199,099	4,179	(1,188)	202,090
State and Political Subdivisions	16,418	243	(48)	16,613
Other Securities	5,499	—	(999)	4,500
Marketable Equity Securities	680	58	—	738
Total	$272,622	$4,689	$(2,235)	$275,076

The amortized cost and approximate fair value of investment securities available for sale as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Securities not due at a single maturity, such as mortgage-backed securities, marketable equity securities and the CRA Investment Fund (included in other securities), are shown separately.

Maturing In:
(In Thousands)	Amortized Cost	Fair Value
One Year or Less	$—	$—
After One Year Through Five Years	7,352	7,447
After Five Years Through Ten Years	27,924	28,942
After Ten Years	42,991	42,507
	78,267	78,896
Mortgage-Backed Securities - Residential	232,240	236,984
CRA Investment Fund	3,000	3,040
Marketable Equity Securities	593	600
Total	$314,100	$319,520

Securities available for sale having an approximate carrying value of $8.7 million and $17.7 million as of December 31, 2011 and December 31, 2010, respectively, were pledged to secure public funds and for other purposes required or permitted by law.

Proceeds on sales of securities totaled $64.9 million, $10.3 million and $658 thousand in 2011, 2010 and 2009, respectively. Gross gains on sales of securities of $1.2 million, $224 thousand and $144 thousand and gross losses on sales of securities of $117 thousand, $100 thousand and $75 thousand were realized in 2011, 2010 and 2009, respectively. The net tax expense related to the net gains on securities sales were $363 thousand, $43 thousand and $24 thousand in 2011, 2010 and 2009, respectively.

The following table presents the Corporation’s available for sale securities with continuous unrealized losses and the approximate fair value of these investments as of December 31, 2011 and 2010.

2011
			Duration of Unrealized Loss
	Less Than 12 Months		12 Months or Longer		Total
	Approximate		Approximate		Approximate
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In Thousands)	Value	Losses	Value	Losses	Value	Losses
Mortgage-Backed Securities - Residential	$32,931	$(120)	$317	$(27)	$33,248	$(147)
State and Political Subdivisions	736	(2)	—	—	736	(2)
Other Securities	—	—	2,167	(832)	2,167	(832)
Total	$33,667	$(122)	$2,484	$(859)	$36,151	$(981)

2010
			Duration of Unrealized Loss
	Less Than 12 Months		12 Months or Longer		Total
	Approximate		Approximate		Approximate
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In Thousands)	Value	Losses	Value	Losses	Value	Losses
Mortgage-Backed Securities - Residential	$102,695	$(984)	$2,211	$(204)	$104,906	$(1,188)
State and Political Subdivisions	777	(14)	446	(34)	1,223	(48)
Other Securities	1,499	(1)	3,001	(998)	4,500	(999)
Total	$104,971	$(999)	$5,658	$(1,236)	$110,629	$(2,235)

Management believes that the unrealized losses on investment securities available for sale are temporary and due to interest rate fluctuations and/or volatile market conditions rather than the creditworthiness of the issuers. The Corporation does not intend to sell these securities nor is it likely that it will be required to sell the securities before their anticipated recovery.

At December 31, 2011, the unrealized loss of $832 thousand on Other Securities is related to a security issued by a large bank holding company that has experienced declines in all its securities due to the turmoil in the financial markets and a merger. The security is a single-issuer trust preferred security. It was downgraded to below investment grade by Moody’s and is currently rated Ba1. Management monitors the performance of the issuer on a quarterly basis to determine if there are any credit events that could result in deferral or default of the security. In spite of the credit downgrade, the fair value of this security at December 31, 2011, is higher than the fair value at December 31, 2010. Management believes the depressed valuation is a result of the nature of the security (trust preferred bond) and the bond’s very low yield. At December 31, 2011, Management does not intend to sell the security nor is it likely that it will be required to sell the security before its anticipated recovery.

No other-than-temporary impairment charges were recognized in 2011; however, in 2010, the Corporation recognized a noncash charge of $360 thousand related to an other-than-temporary impairment charge for seven equity securities with a cost of $1.1 million. No other-than-temporary impairment charges were recognized in 2009.